Cost of sales of goods and services, without considering depreciation and amortization - Incremental costs related to COVID-19 pandemic and care and maintenance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Cost related to COVID-19 pandemic	$ 43,672